Related Party Transactions	6 Months Ended
Jun. 30, 2021
Disclosure of related party [text block] [Abstract]
Related party transactions
14.	Related party transactions

No reportable related party transactions occurred during the period ended June 30, 2021 (six months ended June 30, 2020: nil) other than the remuneration of key management personnel.